Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Interest expense	$ 0	$ 355	$ 387
Pledged deposit		$ 0	$ 0
Minimum
Short-term Debt [Line Items]
Interest rate			1.51%
Maximum
Short-term Debt [Line Items]
Interest rate			2.95%